Share-based option plan (Tables)	3 Months Ended
Mar. 31, 2018
Share-based option plan
Summary of measurement of grant date fair value of share options

	First Option Plan
	1st program	2nd program	3rd program

Total options granted	5,032,800	1,572,000	656,000
Date of compensation committee	Dec 11, 2009	Mar 24, 2011	April, 05, 2011
Total options outstanding	1,364,855	403,600	57,260
Option exercise price	R$3.42	R$6.44	R$6.44
Option fair value as of grant date	R$1.93	R$4.16	R$4.16
Estimated volatility of the share price	47.67%	54.77%	54.77%
Expected dividend	1.10%	1.10%	1.10%
Risk-free rate of return	8.75%	12.00%	12.00%
Average remaining maturity (in years)	—	—	—
Maximum life of the option	10 years	10 years	10 years
Expected term considered for valuation	7 years	7 years	7 years

	Second Option Plan				Third Option Plan
	1st program	2nd program	3rd program	4rd program	1st program

Total options granted	2,169,122	627,810	820,250	680,467	9,343,510
Date of compensation committee	June 30, 2014	July 01, 2015	July 01, 2016	July 06, 2017	Mar 14, 2017
Total options outstanding	1,130,697	417,024	685,260	680,467	9,299,907
Option exercise price	R$19.15	R$14.51	R$14.50	R$22.57	R$11.85
Option fair value as of grant date	R$11.01	R$10.82	R$10.14	R$12.82	R$4.82
Estimated volatility of the share price	40.59%	40.59%	43.07%	43.35%	50.64%
Expected dividend	1.10%	1.10%	1.10%	1.10%	1.10%
Risk-free rate of return	12.46%	15.69%	12.21%	10.26%	11.32%
Average remaining maturity (in years)	0.2	1.2	2.2	3.3	3.9
Maximum life of the option	8 years	8 years	8 years	10 years	5 years
Expected term considered for valuation	4.5 years	4.5 years	4.5 years	5.5 years	5 years

Summary of changes in stock options

	Number of stock options	Weighted average exercise price (in reais)

Balance as of December 31, 2016	10,877,982	R$	8.38

Granted	10,023,977	R$	12.58
Cancelled	(468,818)	R$	8.19
Exercised	(4,182,454)	R$	5.61

Balance as of December 31, 2017	16,250,687	R$	11.69

Exercised	(2,211,617)	R$	8.65

Balance as of March 31, 2018 (unaudited)	14,039,070	R$	12.17

Number of options exercisable as of:

March 31, 2018 (unaudited)	4,448,909	R$	9.41
December 31, 2017	4,788,718	R$	8.11

Summary of fair value of RSUs and expense

	Date of compensation committee	Total shares granted	Total shares outstanding	Fair value as of grant date (in reais)
1 st program	June 30, 2014	487,670	109,210	R$	21.00
2nd program	July 01, 2015	294,286	141,405	R$	21.00
3rd program	July 01, 2016	367,184	274,267	R$	21.00
4th program	July 06, 2017	285,064	285,064	R$	24.17

		1,434,204	809,946

Summary of changes in RSUs
Number of RSU
As of December 31, 2016	859,940
Granted	285,064
Cancelled	(63,676)
Paid	(271,382)

As of December 31, 2017	809,946

Granted	—

As of March 31, 2018 (unaudited)	809,946